Average Annual Total Returns - Allspring Managed Account CoreBuilder® Shares - Series EPI - CoreBuilder Shares - Series EPI		12 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.88%
Series EPI
Prospectus [Line Items]
Average Annual Return, Percent		21.31%	18.87%
Performance Inception Date	Jun. 07, 2023
Series EPI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.57%	17.54%
Performance Inception Date	Jun. 07, 2023
Series EPI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.60%	14.47%
Performance Inception Date	Jun. 07, 2023